Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	LORD ABBETT DEVELOPING GROWTH FUND, INC.
Entity Central Index Key	0000276914
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 23, 2020
Document Effective Date	Dec. 01, 2020
Prospectus Date	Dec. 01, 2020